Employee Benefits - Plan Asset Fair Value Measurements (Details) - United Kingdom - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 32,016	$ 27,297	$ 32,423
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32,016	27,297
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	1,029
Fair Value, Inputs, Level 1 | L&G Life GPBF All World Equity Index Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,753	0
Fair Value, Inputs, Level 1 | L&G Life DC Active Corporate Bond
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,412	0
Fair Value, Inputs, Level 1 | Stone Harbor High Yield Bond Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,292	0
Fair Value, Inputs, Level 1 | Investec Global Total Return Credit Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,166	0
Fair Value, Inputs, Level 1 | Stone Harbor Multi Asset Credit Portfolio
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,151	0
Fair Value, Inputs, Level 1 | Barings European Loan Fund Buy & Hold
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,225	0
Fair Value, Inputs, Level 1 | Legal and General Active Corporate Bond – Over 10 Year
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	6,688
Fair Value, Inputs, Level 1 | Legal and General Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	7,136
Fair Value, Inputs, Level 1 | Legal and General Index Linked Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 12,444